Segment information - Segment Assets and Liabilities (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Cash equivalents	R$ 911,335	R$ 564,294
Trade receivables	2,825,799	2,708,540
Inventories	1,780,247	1,868,204
Advances to suppliers	246,653	192,119
Total assets	8,348,724	7,523,984
Trade payables	3,845,133	2,604,405
Borrowings	1,225,570	965,475	R$ 710,552	R$ 242,404
Advances from customers	235,037	488,578
Total liabilities and equity	8,348,724	7,523,984
Operating segments
Disclosure of operating segments [line items]
Cash equivalents	900,330	325,332
Trade receivables	3,092,703	2,780,989
Inventories	1,849,149	1,900,912
Advances to suppliers	246,653	192,185
Total assets	8,745,126	7,290,568
Trade payables	4,126,136	2,660,377
Borrowings	1,210,230	965,475
Advances from customers	235,037	488,578
Total liabilities and equity	8,745,126	7,290,568
Operating segments | Brazil Ag Retail
Disclosure of operating segments [line items]
Cash equivalents	856,307	207,744
Trade receivables	2,205,098	2,194,853
Inventories	1,437,340	1,547,384
Advances to suppliers	230,645	176,831
Total assets	6,798,008	5,926,380
Trade payables	3,619,930	2,304,043
Borrowings	647,193	824,868
Advances from customers	233,373	478,313
Total liabilities and equity	6,798,008	5,926,380
Operating segments | LATAM Ag Retail
Disclosure of operating segments [line items]
Cash equivalents	18,482	22,003
Trade receivables	442,998	343,745
Inventories	220,598	202,239
Advances to suppliers	2,034	2,266
Total assets	814,472	683,894
Trade payables	368,883	309,828
Borrowings	114,312	71,562
Advances from customers	841	7,020
Total liabilities and equity	814,472	683,894
Operating segments | Crop Care
Disclosure of operating segments [line items]
Cash equivalents	25,541	95,585
Trade receivables	444,607	242,391
Inventories	191,211	151,289
Advances to suppliers	13,974	13,088
Total assets	1,132,646	680,294
Trade payables	137,323	46,506
Borrowings	448,725	69,045
Advances from customers	823	3,245
Total liabilities and equity	1,132,646	680,294
Corporate
Disclosure of operating segments [line items]
Cash equivalents	11,005	238,962
Trade receivables	0	0
Inventories	0	0
Advances to suppliers	0	0
Total assets	1,379,143	449,779
Trade payables	1,241	455
Borrowings	0	0
Advances from customers	0	0
Total liabilities and equity	1,379,143	449,779
Eliminations between segments
Disclosure of operating segments [line items]
Cash equivalents	0	0
Trade receivables	(266,904)	(72,449)
Inventories	(68,902)	(32,708)
Advances to suppliers	0	(66)
Total assets	(1,775,545)	(216,363)
Trade payables	(282,244)	(56,427)
Borrowings		0
Advances from customers	0	0
Total liabilities and equity	(1,775,545)	R$ (216,361)
Eliminations between segments
Disclosure of operating segments [line items]
Borrowings	R$ 15,340